July 13, 2015
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	The Roxbury Funds (Registration Nos. 333-133691; 811-21897)
Ladies and Gentlemen:
On behalf of The Roxbury Funds (the “Trust”), in lieu of filing the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A.  Post-Effective Amendment No. 19 was filed electronically via EDGAR on July 6, 2015.
If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Thomas A. Bausch

Thomas A. Bausch